Asset Retirement Obligation Disclosure: Schedule of Change in Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of Change in Asset Retirement Obligation
	2019 $	2018 $
Opening balance	3,848	4,185
Foreign exchange	194	(337)
Ending balance	4,042	3,848